6. INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details
Finished goods	R$ 1,308,802	R$ 1,183,619
Work in progress	1,135,589	674,860
Raw materials	1,050,588	1,124,158
Spare parts	814,725	824,478
Iron ore	278,041	255,029
Advances to suppliers	12,514	3,168
Provision for losses	(135,840)	(101,176)	R$ (111,427)
Inventories	R$ 4,464,419	R$ 3,964,136